Net Investment Income (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	$ 838	$ 855	$ 3,433		$ 3,475		$ 3,361
Other invested assets
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	48	53	206	[1]	162	[1]	104	[1]
Trading securities | Other invested assets
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees			$ 21		$ 15		$ 14

[1]	Included in other invested assets was $21 million, $15 million and $14 million of net investment income related to trading securities for the years ended December 31, 2012, 2011 and 2010, respectively.